Long-term Debt and Capital Lease Obligations (Tables)	3 Months Ended
Jun. 30, 2015
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	Maximum Amount Available(1)		Balance Outstanding
	June 30, 2015	December 31, 2014	June 30, 2015	December 31, 2014

Accounts Receivable Facility	$800,000	$800,000	$356,000	$341,750

(1) Subject to availability of sufficient accounts receivable meeting funding criteria.

2006 Senior Credit Agreement Table
	Maximum Amount Available June 30, 2015		Balance Outstanding June 30, 2015

Revolving Credit USD	$1,000,000	$1,000,000	$50,895	$50,895
Revolving Credit EUR	€400,000	$447,560	€-	$-
USD Term Loan	$2,400,000	$2,400,000	$2,400,000	$2,400,000
EUR Term Loan	€288,000	$322,243	€288,000	$322,243
		$4,169,803		$2,773,138

	Maximum Amount Available December 31, 2014		Balance Outstanding December 31, 2014

Revolving Credit USD	$1,000,000	$1,000,000	$35,992	$35,992
Revolving Credit EUR	€400,000	$485,640	€-	$-
USD Term Loan	$2,500,000	$2,500,000	$2,500,000	$2,500,000
EUR Term Loan	€300,000	$364,230	€300,000	$364,230
		$4,349,870		$2,900,222